Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 56,653	₱ 59,188
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	47,223	50,694
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,425	14,621
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	71,078	73,809
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	42,312	45,898
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,911	4,796
Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,430	8,494
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,425	14,621
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	70,137	66,044
Costs [Member] | Financial assets at amortised cost, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	41,708	38,431
Costs [Member] | Financial assets at amortised cost, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,748	4,672
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	596	607
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	596	607
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,285	3,919
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,694	3,020
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	287
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	25,211	23,907
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	24,909	23,638
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	302	269
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	129	1,986
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	129	1,986
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,216	15,676
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,782	5,411
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	458	297
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,151	13,079
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,959	2,650
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,543	1,044
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,058	1,341
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	289	193
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	210	486
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	296	241
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	111	78
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	30	46
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,195	5,288
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	239	848
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,204	2,243
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,430	8,494
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,087	1,929
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,550	4,677
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	425	541
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	154	103
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,214	1,244
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,251	14,447
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	590	612
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,889	8,039
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,099	4,708
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	134	121
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	14
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,538	953
Costs [Member] | financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	941	7,765
Costs [Member] | financial assets at FVPL [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	604	7,467
Costs [Member] | financial assets at FVPL [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	163	124
Costs [Member] | financial assets at FVPL [Member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		6,856
Costs [Member] | financial assets at FVPL [Member] | Other Financial Assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		6,856
Costs [Member] | financial assets at FVPL [Member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	81	48
Costs [Member] | financial assets at FVPL [Member] | Long Term Foreign Currency Options | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	81	48
Costs [Member] | financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	428	429
Costs [Member] | financial assets at FVPL [Member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	254	255
Costs [Member] | financial assets at FVPL [Member] | Forward Foreign Exchange Contracts
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		57
Costs [Member] | financial assets at FVPL [Member] | Forward Foreign Exchange Contracts | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		57
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	432	339
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	269	215
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	163	124
Costs [Member] | financial assets at FVPL [Member] | Interest Rate Swap Contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		22
Costs [Member] | financial assets at FVPL [Member] | Interest Rate Swap Contract [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		22
Costs [Member] | financial assets at FVPL [Member] | Long Term Currency Swap Contract
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		14
Costs [Member] | financial assets at FVPL [Member] | Long Term Currency Swap Contract | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		14
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	174	174
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 174	₱ 174